financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Credit risk
Weighted average age of receivables			27 days		30 days
Weighted average age of past-due receivables			60 days		56 days
Receivable account balances	$ 1,243		$ 1,210		$ 1,210	$ 1,243	$ 1,210
Written off amounts charged to allowance for doubtful accounts still subject to enforcement						403	353
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(1,210)
Balance, end of period	(1,243)		(1,243)		(1,210)
Less than 30 days past billing date
Credit risk
Receivable account balances	922		749		749	922	749
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(749)
Balance, end of period	(922)		(922)		(749)
30-60 days past billing date
Credit risk
Receivable account balances	216		344		344	216	344
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(344)
Balance, end of period	(216)		(216)		(344)
61-90 days past billing date
Credit risk
Receivable account balances	53		72		72	53	72
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(72)
Balance, end of period	(53)		(53)		(72)
More than 90 days past billing date
Credit risk
Receivable account balances	52		45		45	52	45
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(45)
Balance, end of period	(52)		(52)		(45)
Cost/Gross amount
Credit risk
Receivable account balances	1,285		1,263		1,263	1,285	1,263
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(1,263)
Balance, end of period	(1,285)		(1,285)		(1,263)
Cost/Gross amount | Less than 30 days past billing date
Credit risk
Receivable account balances	934		762		762	934	762
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(762)
Balance, end of period	(934)		(934)		(762)
Cost/Gross amount | 30-60 days past billing date
Credit risk
Receivable account balances	224		354		354	224	354
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(354)
Balance, end of period	(224)		(224)		(354)
Cost/Gross amount | 61-90 days past billing date
Credit risk
Receivable account balances	59		80		80	59	80
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(80)
Balance, end of period	(59)		(59)		(80)
Cost/Gross amount | More than 90 days past billing date
Credit risk
Receivable account balances	68		67		67	68	67
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(67)
Balance, end of period	(68)		(68)		(67)
Allowance for doubtful accounts
Credit risk
Receivable account balances	(42)	$ (43)	(53)	$ (53)	(53)	(42)	(53)	$ (47)	$ (43)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		43	53	53	53
Additions (doubtful accounts expense)	10	11	21	27
Accounts written off, net of recoveries	(11)	(13)	(33)	(27)
Other		1	1	3
Balance, end of period	42	$ 46	42	$ 46	53
Allowance for doubtful accounts | Less than 30 days past billing date
Credit risk
Receivable account balances	(12)		(13)		(13)	(12)	(13)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			13
Balance, end of period	12		12		13
Allowance for doubtful accounts | 30-60 days past billing date
Credit risk
Receivable account balances	(8)		(10)		(10)	(8)	(10)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			10
Balance, end of period	8		8		10
Allowance for doubtful accounts | 61-90 days past billing date
Credit risk
Receivable account balances	(6)		(8)		(8)	(6)	(8)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			8
Balance, end of period	6		6		8
Allowance for doubtful accounts | More than 90 days past billing date
Credit risk
Receivable account balances	(16)		(22)		(22)	$ (16)	$ (22)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			22
Balance, end of period	$ 16		$ 16		$ 22